INTANGIBLE ASSETS, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 47,936	$ 58,737
Facilities lease rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life		19 years
Intangible assets, net	25,739	27,549
Facilities lease rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	1 year
Facilities lease rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	19 years
Technologies, patents and other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life		9 years
Intangible assets, net	17,104	25,148
Technologies, patents and other rights [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years 7 months 6 days
Technologies, patents and other rights [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years 7 months 6 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	4 years
Other rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	9 years	9 years
Intangible assets, net	2,723	3,301
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	1,995	2,264
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	3 years 7 months 6 days	3 years 7 months 6 days
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Life	15 years	15 years
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net	$ 375	$ 475